Schedule of Investments

October 31, 2022 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments [94.1%] *†‡
Earthquake[3.4%]
Delancey Segregated Account	$6,069	$6,857
Efficiency[37.1%]
Broadway Segregated Account	29,233	35,771
Hollywood Segregated Account	31,296	38,908
Total Efficiency		74,679
Frequency[16.0%]
Atlantic Segregated Account	6,043	7,404
Jay Segregated Account	4,720	5,249
Ocean Segregated Account	5,615	7,368
Park Segregated Account	6,171	8,057
Sunset Segregated Account	3,474	4,032
Total Frequency		32,110
Multi Peril[10.1%]
Carmelia Segregated Account	6,287	7,554
Nassau Segregated Account	5,721	7,822
Venice Segregated Account	3,105	4,916
Total Multi Peril		20,292
Non-Florida[2.6%]
Lexington Segregated Account	4,781	5,216
Opportunistic [6.4%]
Elevado Segregated Account	5,863	7,929
Trinity Segregated Account	3,901	5,002
Total Opportunistic		12,931
Wind[18.5%]
Fulton Segregated Account	4,186	4,857
Glendale Segregated Account	5,976	6,896
King Segregated Account	6,431	7,974
Madison Segregated Account	4,962	6,364
Rodeo Segregated Account	3,700	4,318
Wilshire Segregated Account	5,817	6,709
Total Wind		37,118
Total Structured Investments (Cost $153,352)		189,203
Total Investments [94.1%] (Cost $153,352)		$189,203

Percentages are based on net assets of $201,171 (000).

*	Non-income producing securities.

†	Securities considered illiquid. The total value of such securities as of October 31, 2022, was $189,203 (000) and represented 94.1% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2022, was $189,203 (000) and represented 94.1% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund's intent to continue to periodically invest in restricted securities.

As of October 31, 2022, structured investments in equity linked notes with a fair value of $189,203 (000) were valued using the Special Purpose Entities' NAVs as a practical expedient and are not required to be classified in the fair value hierarchy.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

October 31, 2022 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.") Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			95,407
United States
7 Contracts (6 Cat Bonds)	Live	5/2024 - 6/2028
15 Contracts (4 Cat Bonds)	Matured	8/2017 - 3/2022
1 Contract	Triggered	3/2023
Efficiency
Broadway			472,760
North America, Europe, Australia, Japan
72 Contracts (5 Cat Bonds)	Live	12/2022 - 4/2029
284 Contracts (24 Cat Bonds)	Matured	12/2017 - 7/2022
11 Contracts	Triggered	12/2022 - 5/2023

Hollywood			557,676
North America, Europe, Australia
75 Contracts (7 Cat Bonds)	Live	12/2022 - 4/2028
291 Contracts (30 Cat Bonds)	Matured	11/2017 - 10/2022
11 Contracts	Triggered	12/2022 - 5/2023
Frequency
Atlantic			103,787
United States
7 Contracts (6 Cat Bonds)	Live	12/2022 - 5/2029
10 Contracts (3 Cat Bonds)	Matured	12/2017 - 1/2022
Jay			4,484
United States
1 Contract	Live	5/2023
4 Contracts	Triggered	4/2018 - 1/2022
Ocean			83,963
North America
7 Contracts (4 Cat Bonds)	Live	12/2022 - 1/2027
22 Contracts (4 Cat Bonds)	Matured	9/2017 - 1/2022
1 Contract	Triggered	12/2022
Park			91,865
North America
6 Contracts (4 Cat Bonds)	Live	3/2023 - 4/2028
23 Contracts	Matured	12/2017 - 6/2022
Sunset			38,008
United States
4 Contracts (3 Cat Bonds)	Live	12/2022 - 12/2026
11 Contracts (7 Cat Bonds)	Matured	12/2018 - 5/2022
Multi Peril
Carmelia			108,031
United States, Japan, Europe, Australia, New Zealand
4 Contracts (3 Cat Bonds)	Live	12/2022 - 4/2028
10 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2022
1 Contract	Triggered	12/2022
Nassau			74,768
United States
5 Contracts (4 Cat Bonds)	Live	1/2023 - 5/2029
17 Contracts (4 Cat Bonds)	Matured	12/2017 - 2/2022
Venice			70,614
United States
3 Contracts (1 Cat Bond)	Live	2/2023 - 5/2024
13 Contracts (1 Cat Bond)	Matured	7/2018 - 6/2022
Non-Florida
Lexington			61,337
United States, Japan
6 Contracts (5 Cat Bonds)	Live	3/2023 - 5/2029
14 Contracts (3 Cat Bond)	Matured	12/2017 - 1/2022
Opportunistic
Elevado			93,232
United States
5 Contracts (3 Cat Bonds)	Live	12/2022 - 4/2028
16 Contracts (3 Cat Bonds)	Matured	12/2017 - 10/2022
Trinity			52,290
United States
5 Contracts (3 Cat Bond)	Live	3/2023 - 6/2028
11 Contracts (1 Cat Bond)	Matured	12/2017 - 3/2022
Wind
Fulton			62,946
United States - Florida
6 Contracts (5 Cat Bonds)	Live	12/2022 - 4/2029
7 Contracts	Matured	11/2017 - 1/2022
Glendale			95,928
United States
7 Contracts (5 Cat Bonds)	Live	12/2022 - 1/2028
7 Contracts	Matured	12/2017 - 1/2022
King			95,181
United States
5 Contracts (3 Cat Bond)	Live	12/2022 - 5/2029
20 Contracts (4 Cat Bonds)	Matured	12/2017 - 10/2022
Madison			88,204
United States
6 Contracts (4 Cat Bonds)	Live	12/2022 - 1/2028
18 Contracts (7 Cat Bonds)	Matured	11/2017 - 1/2022
1 Contract	Triggered	12/2022
Rodeo			40,609
United States, Japan, Europe
3 Contracts (1 Cat Bond)	Live	12/2022 - 1/2028
3 Contracts	Matured	12/2018 - 1/2022
Wilshire			69,532
United States
9 Contracts (7 Cat Bonds)	Live	12/2022 - 7/2025
21 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2022

Disclosures

*	During the period from July 27, 2017 through October 31, 2022, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes
Efficiency — Exposure to both industry loss warranties and catastrophe bonds
Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics
Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR – QH – 003 – 1100

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